Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000255432
Shareholder Report [Line Items]
Fund Name	CLOUGH HEDGED EQUITY ETF
Trading Symbol	CBLS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clough Hedged Equity ETF (the "ETF") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-393-0559 or visit our website at www.cloughcapital.com/etfs for additional information.
Additional Information Phone Number	1-855-393-0559
Additional Information Website	www.cloughcapital.com/etfs
Expenses [Text Block]

WHAT WERE THE ETF'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Hedged Equity ETF	$98	1.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Clough Hedged Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index	Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index
Nov '20	10,000	10,000	10,000
Oct '21	13,106	12,780	11,342
Oct '22	11,702	9,626	9,910
Oct '23	9,398	10,193	10,450
Oct '24	12,668	12,662	11,955
Oct '25	14,341	14,940	13,256
Apr '26	16,055	16,318	14,008

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	5 YR	Since Inception (Nov 12, 2020)
Clough Hedged Equity ETF NAV	18.33%	3.34%	9.05%
Bloomberg World All-Cap Equal Weight TR Index	30.99%	5.66%	9.38%
Bloomberg World All-Cap/UST 0-1 Yr 50/50 Index	16.93%	4.65%	6.36%

Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 53,169,371
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 308,509
InvestmentCompanyPortfolioTurnover	456.00%
Additional Fund Statistics [Text Block]

ETF STATISTICS

Table Summary
Total Net Assets	$53,169,371
# of Portfolio Holdings	74
Portfolio Turnover Rate	456%
Total Advisory Fees Paid	$308,509

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Table Summary
Value	Long Exposure	Short Exposure
Utilities	10.29%
Technology	27.84%	-11.81%
Money Market Funds	11.88%
Industrials	12.90%	-1.44%
Health Care	7.88%	-4.89%
Financials	4.08%	-7.65%
Exchange Traded Funds	1.84%
Energy	11.68%
Consumer Staples	2.67%	-10.28%
Consumer Discretionary	7.98%	-4.52%
Communications		-2.19%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Table Summary
Value	Long Exposure	Short Exposure
Western Europe		-1.11%
North America	96.54%	-40.36%
Asia	2.50%
Africa & Middle East		-1.31%

Material Fund Change [Text Block]
C000255433
Shareholder Report [Line Items]
Fund Name	CLOUGH SELECT EQUITY ETF
Trading Symbol	CBSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clough Select Equity ETF (the "ETF") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 1-855-393-0559 or visit our website at www.cloughcapital.com/etfs for additional information.
Additional Information Phone Number	1-855-393-0559
Additional Information Website	www.cloughcapital.com/etfs
Expenses [Text Block]

WHAT WERE THE ETF'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
ETF NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clough Select Equity ETF	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-855-393-0559 or visit www.cloughcapital.com/etfs for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Clough Select Equity ETF NAV	Bloomberg World All-Cap Equal Weight TR Index
Nov '20	10,000	10,000
Oct '21	14,772	12,780
Oct '22	11,973	9,626
Oct '23	10,623	10,193
Oct '24	15,869	12,662
Oct '25	20,653	14,940
Apr '26	23,875	16,318

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YR	Since Inception (Nov 12, 2020)
Clough Select Equity ETF NAV	55.88%	9.85%	17.27%
Bloomberg World All-Cap Equal Weight TR Index	30.99%	5.66%	9.38%

Performance Inception Date	Nov. 12, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 47,866,054
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 168,812
InvestmentCompanyPortfolioTurnover	532.00%
Additional Fund Statistics [Text Block]

ETF STATISTICS

Table Summary
Total Net Assets	$47,866,054
# of Portfolio Holdings	38
Portfolio Turnover Rate	532%
Total Advisory Fees Paid	$168,812

Holdings [Text Block]

SECTOR

(Expressed as % of Net Assets)

Table Summary
Value	Value
Utilities	9.84%
Technology	31.57%
Money Market Funds	1.64%
Industrials	19.17%
Health Care	5.20%
Financials	4.00%
Exchange Traded Funds	1.82%
Energy	14.99%
Consumer Staples	2.10%
Consumer Discretionary	9.95%

REGIONAL EXPOSURE

(Expressed as % of Net Assets)

Table Summary
Value	Value
North America	95.17%
Asia	5.11%

Material Fund Change [Text Block]
C000242685
Shareholder Report [Line Items]
Fund Name	SRH REIT COVERED CALL ETF
Trading Symbol	SRHR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhr
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658
Oct'25	12,148	16,588
Apr'26	13,265	17,588

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF - NAV	11.05%	11.99%
S&P 500 Total Return Index	31.05%	25.39%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Nov. 01, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 50,739,059
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 181,623
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$50,739,059
# of Portfolio Holdings	25
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$181,623

Holdings [Text Block]

REIT SUBSECTOR

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/Cash Equivalent	0.76%
Infrastructure REIT	5.20%
Hotel REIT	6.24%
Data Center REIT	6.67%
Retail REIT	7.00%
Office REIT	7.42%
Self-storage REIT	7.43%
Multi Asset Class REIT	8.10%
Specialty REIT	10.00%
Industrial REIT	12.70%
Residential REIT	13.78%
Health Care REIT	14.70%

Material Fund Change [Text Block]
C000237993
Shareholder Report [Line Items]
Fund Name	SRH U.S. QUALITY GARP ETF
Trading Symbol	SRHQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SRH U.S. Quality GARP ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.
Additional Information Phone Number	877-524-9155
Additional Information Email	SRHetfs@paralel.com
Additional Information Website	https://srhfunds.com/srhq
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality GARP ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	SRH U.S. Quality GARP ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541
Oct'25	15,556	18,875
Apr'26	17,577	20,013

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality GARP ETF - NAV	25.78%	17.11%
S&P 500 Total Return Index	31.05%	21.45%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 192,926,922
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 310,701
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$192,926,922
# of Portfolio Holdings	80
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$310,701

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Cash/Cash Equivalent	0.16%
Retail & Wholesale - Discretionary	1.11%
Telecommunications	1.12%
Retail & Wholesale - Staples	1.17%
Oil & Gas	1.20%
Real Estate	1.25%
Utilities	1.26%
Insurance Brokers	1.37%
Consumer Discretionary Services	2.21%
Media	2.64%
Materials	2.69%
Consumer Staple Products	3.48%
Industrial Products	7.41%
Consumer Discretionary Products	7.41%
Industrial Services	12.81%
Financial Services	15.20%
Software & Tech Services	17.14%
Health Care	20.37%

Material Fund Change [Text Block]
C000255835
Shareholder Report [Line Items]
Fund Name	POLEN INTERNATIONAL DIVIDEND INCOME ETF
Trading Symbol	IDVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen International Dividend Income ETF (formerly known as The Opal International Dividend Income ETF) (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/idvz for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/idvz
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen International Dividend Income ETF	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/idvz for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 26, 2024)
Polen International Dividend Income ETF - NAV	28.50%	31.94%
MSCI ACWI ex USA High Dividend Yield Index	24.17%	29.44%
S&P 500 Total Return Index	31.05%	15.55%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/idvz for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Dec. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 155,059,881
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 496,940
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$155,059,881
# of Portfolio Holdings	41
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$496,940

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	1.04%
Financial Services	1.66%
Industrial Services	2.27%
Media	2.93%
Materials	2.99%
Retail & Wholesale - Staples	3.26%
Insurance	3.76%
Retail & Wholesale - Discretionary	3.97%
Utilities	6.42%
Tech Hardware & Semiconductors	8.70%
Oil & Gas	9.86%
Health Care	10.53%
Banking	13.03%
Telecommunications	13.27%
Consumer Staple Products	16.31%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
United States	1.04%
Spain	1.19%
India	1.38%
Indonesia	1.40%
Cayman Islands	1.58%
Japan	1.80%
China	2.00%
Philippines	2.64%
Taiwan	2.94%
Australia	2.99%
Finland	3.29%
Italy	7.08%
Switzerland	7.92%
Brazil	8.69%
Netherlands	8.82%
Mexico	11.12%
France	13.72%
United Kingdom	20.40%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective February 8, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective February 8, 2026, the name of the Fund was changed from The Opal International Dividend Income ETF to Polen International Dividend Income ETF.
C000261456
Shareholder Report [Line Items]
Fund Name	TRUESHARES CONVEQUITY ETF
Trading Symbol	PVEX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares ConVequity ETF (formerly known as TrueShares ConVex Protect Equity ETF) (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/pvex/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/pvex/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares ConVequity ETF	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/pvex/ for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (June 27, 2025)
TrueShares ConVequity ETF - NAV	18.62%
S&P 500 Total Return Index	17.94%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/pvex/ for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Jun. 27, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 54,464,196
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 141,437
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$54,464,196
# of Portfolio Holdings	54
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$141,437

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	1.40%
Flex Options	8.78%
Special Purpose Acquisition Companies (SPACS)	10.80%
Exchange-Traded Funds	37.67%
U.S. Treasury Obligations	41.35%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
British Virgin Islands	0.71%
Cayman Islands	10.09%
United States	89.20%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective February 27, 2026, the name of the Fund was changed from TrueShares Convex Protect ETF to TrueShares Convequity ETF.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective February 27, 2026, the name of the Fund was changed from TrueShares Convex Protect ETF to TrueShares Convequity ETF.
C000267393
Shareholder Report [Line Items]
Fund Name	TRUESHARES EQUITY HEDGE ETF
Trading Symbol	ONEH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Equity Hedge ETF (the "Fund") for the period of January 28, 2026 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/oneh/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/oneh/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Equity Hedge ETF	$20	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of January 28, 2026 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/oneh for current month-end performance. Returns are cumulative for periods less than one year.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (January 28, 2026)
TrueShares Equity Hedge ETF - NAV	-2.08%
S&P 500 Total Return Index	3.62%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/oneh for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Jan. 28, 2026
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 13,706,946
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 19,903
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$13,706,946
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$19,903

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.03%
U.S. Treasury Obligations	99.97%

Material Fund Change [Text Block]
C000250805
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BEAR HEDGE ETF
Trading Symbol	QBER
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/qber for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/qber
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qber for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF - NAV	-0.88%	-0.16%
S&P 500 Total Return Index	31.05%	17.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qber for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 65,953,443
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 624,421
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$65,953,443
# of Portfolio Holdings	19
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$624,421

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.09%
Flex Options	0.30%
U.S. Treasury Obligations	99.61%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the six months ended April 30, 2026. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust approved the continuance of the Advisor prior to the close of the change in control. Subsequent to the period-end, effective May 29, 2026, the interim advisory agreement entered into by and between Elevation Series Trust on behalf of the Fund and the Advisor expired before the shareholders of the Fund approved a new advisory agreement. In order to protect the interests of the shareholders and support the continued orderly operation of the Fund, the Adviser entered into an agreement with the Trust, on behalf of the Fund, pursuant to which the Advisor agreed to continue managing the assets of the Fund for no compensation until the shareholders approved the new advisory agreement. On June 17, 2026, the Fund’s shareholders approved the new advisory agreement.

C000250806
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BULL HEDGE ETF
Trading Symbol	QBUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/qbul for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/qbul
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qbul for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF - NAV	5.34%	3.52%
S&P 500 Total Return Index	31.05%	17.79%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/qbul for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 23,064,098
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 49,491
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$23,064,098
# of Portfolio Holdings	29
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$49,491

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.43%
Flex Options	2.02%
U.S. Treasury Obligations	97.55%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during the six months ended April 30, 2026. On December 31, 2025, RiverNorth Strategic Holdings exercised an option to convert an outstanding note into equity of TrueMark Group, LLC (“TMG”), the controlling shareholder of Truemark Investments, LLC (the "Advisor"), and became the Advisor’s controlling shareholder by virtue of its acquisition of a majority of the voting securities in TMG. The Board of Trustees of Elevation Series Trust approved the continuance of the Advisor prior to the close of the change in control, and the shareholders of the Fund approved the new advisory agreement on April 24, 2026.

C000267043
Shareholder Report [Line Items]
Fund Name	TRUESHARES S&P AUTOCALLABLE DEFENSIVE INCOME ETF
Trading Symbol	PAYM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares S&P Autocallable Defensive Income ETF (the "Fund") for the period of December 29, 2025 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/paym/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/paym/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares S&P Autocallable Defensive Income ETF	$26	0.74%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 29, 2025 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/paym for current month-end performance. Returns are cumulative for periods less than one year.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (December 29, 2025)
TrueShares S&P Autocallable Defensive Income ETF - NAV	4.41%
S&P 500 Total Return Index	4.79%
US Large Cap Moderate Income Autocallable Index	5.18%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/paym for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Dec. 29, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 100,999,666
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 152,977
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$100,999,666
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$152,977

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.99%
U.S. Treasury Obligations	99.01%

Material Fund Change [Text Block]
C000267042
Shareholder Report [Line Items]
Fund Name	TRUESHARES S&P AUTOCALLABLE HIGH INCOME ETF
Trading Symbol	PAYH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares S&P Autocallable High Income ETF (the "Fund") for the period of December 29, 2025 (commencement of operations) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/payh/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/payh/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares S&P Autocallable High Income ETF	$26	0.74%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of December 29, 2025 (commencement of operations) to April 30, 2026. Such costs would be higher for a full reporting period.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/payh for current month-end performance. Returns are cumulative for periods less than one year.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	Since Inception (December 29, 2025)
TrueShares S&P Autocallable High Income ETF - NAV	6.09%
S&P 500 Total Return Index	4.79%
US Large Cap High Income Autocallable Index	6.63%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/payh for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Dec. 29, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 30,196,701
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 26,312
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$30,196,701
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$26,312

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	1.94%
U.S. Treasury Obligations	98.06%

Material Fund Change [Text Block]
C000256042
Shareholder Report [Line Items]
Fund Name	TRUESHARES SEASONALITY LADDERED BUFFERED ETF
Trading Symbol	ONEZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Seasonality Laddered Buffered ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/onez/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/onez/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Seasonality Laddered Buffered ETF	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/onez/ for current month-end performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (January 24, 2025)
TrueShares Seasonality Laddered Buffered ETF - NAV	18.54%	9.00%
S&P 500 Total Return Index	31.05%	15.55%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/onez/ for current month-end performance.

Returns are cumulative for periods less than one year.

Performance Inception Date	Jan. 24, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods less than one year.
AssetsNet	$ 232,538,095
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 120,347
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$232,538,095
# of Portfolio Holdings	15
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$120,347

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.01%
Exchange-Traded Funds	99.99%

Material Fund Change [Text Block]